Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ (15,815)	$ (405,017)	$ 56,836
Other comprehensive income (loss), net of tax where applicable:
Unrealized foreign currency translation gains (losses)	(349)	(194)	241
Change in fair value of available-for-sale investment	157	1,944	(224)
Realized gains of available-for-sale investment reclassified into Other income (expense), net	(561)	(722)	0
Net other comprehensive income (loss) related to available-for-sale investment	(404)	1,222	(224)
Unrealized gains (losses) on derivatives for the period	(11,111)	(16,928)	38,903
Derivative (gains) losses reclassified into Net sales	29,858	(1,240)	(7,805)
Derivative gains reclassified into Cost of sales	(7,839)	(16,053)	(37,019)
Net other comprehensive income (loss) related to derivatives	10,908	(34,221)	(5,921)
Actuarial gains (losses) for the period, net of $247, $283 and $0, respectively, of income tax expense	3,230	189	(3,846)
Pension cost amortization	1,357	789	1,000
Net other comprehensive income (loss) related to defined benefit pension and severance plans	4,587	978	(2,846)
Other comprehensive income (loss), net of tax	14,742	(32,215)	(8,750)
Comprehensive income (loss)	$ (1,073)	$ (437,232)	$ 48,086